Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent EventsThere were no material subsequent events through June 25, 2026 that have occurred which require recognition or disclosure in the financial statements.